Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	MARSICO INVESTMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001047112
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
MARSICO FOCUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES Marsico Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marsico Focus Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Marsico Focus Fund is a “non-diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of between 20 and 35 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio, which means it may hold fewer portfolio securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of issuers. Holding securities of fewer issuers increases the risk that the value of the Fund could go down because of a single event or the poor performance of a single issuer.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the pandemic related to COVID-19 and its variants continues to negatively affect the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” portfolio, which means it may hold fewer portfolio securities than a diversified fund because it is permitted to invest a greater percentage of its assets in a smaller number of issuers. Holding securities of fewer issuers increases the risk that the value of the Fund could go down because of a single event or the poor performance of a single issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund’s Investor Class shares’ and Institutional Class shares’ average annual returns compared to those of a broad-based securities market index. The Fund’s Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund’s Institutional Class shares’ average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	(06/30/20):	33.67%
Worst Quarter	(06/30/22):	-20.55%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFOCX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Annual Return 2013	rr_AnnualReturn2013	38.11%
Annual Return 2014	rr_AnnualReturn2014	11.39%
Annual Return 2015	rr_AnnualReturn2015	1.43%
Annual Return 2016	rr_AnnualReturn2016	(6.85%)
Annual Return 2017	rr_AnnualReturn2017	33.99%
Annual Return 2018	rr_AnnualReturn2018	0.48%
Annual Return 2019	rr_AnnualReturn2019	32.27%
Annual Return 2020	rr_AnnualReturn2020	50.09%
Annual Return 2021	rr_AnnualReturn2021	20.04%
Annual Return 2022	rr_AnnualReturn2022	(33.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.55%)
1 Year	rr_AverageAnnualReturnYear01	(33.26%)
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	12.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.65%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[2]
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.93%)	[2]
5 Years	rr_AverageAnnualReturnYear05	7.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.34%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[2]
MARSICO FOCUS FUND | INVESTOR CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIFOX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	(33.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(30.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO FOCUS FUND | INSTITUTIONAL CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES Marsico Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marsico Growth Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Marsico Growth Fund is a “diversified” portfolio and invests primarily in the common stocks of large companies that are selected for their long-term growth potential. The Fund will normally hold a core position of up to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the pandemic related to COVID-19 and its variants continues to negatively affect the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund’s Investor Class shares’ and Institutional Class shares’ average annual returns compared to those of a broad-based securities market index. The Fund’s Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund’s Institutional Class shares’ average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	(06/30/20):	33.82%
Worst Quarter	(06/30/22):	-22.95%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGRIX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Annual Return 2013	rr_AnnualReturn2013	35.24%
Annual Return 2014	rr_AnnualReturn2014	8.71%
Annual Return 2015	rr_AnnualReturn2015	0.83%
Annual Return 2016	rr_AnnualReturn2016	(5.08%)
Annual Return 2017	rr_AnnualReturn2017	31.11%
Annual Return 2018	rr_AnnualReturn2018	(0.84%)
Annual Return 2019	rr_AnnualReturn2019	33.09%
Annual Return 2020	rr_AnnualReturn2020	57.11%
Annual Return 2021	rr_AnnualReturn2021	15.11%
Annual Return 2022	rr_AnnualReturn2022	(36.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
1 Year	rr_AverageAnnualReturnYear01	(36.44%)
5 Years	rr_AverageAnnualReturnYear05	8.69%
10 Years	rr_AverageAnnualReturnYear10	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(36.44%)	[5]
5 Years	rr_AverageAnnualReturnYear05	5.36%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[5]
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.57%)	[5]
5 Years	rr_AverageAnnualReturnYear05	7.01%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.27%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997	[5]
MARSICO GROWTH FUND | INVESTOR CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1997
MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIGWX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	(36.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(32.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO GROWTH FUND | INSTITUTIONAL CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO MIDCAP GROWTH FOCUS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES Marsico Midcap Growth Focus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marsico Midcap Growth Focus Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Marsico Midcap Growth Focus Fund is a “diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. Under normal circumstances, the Fund will invest at least 80% of the value of its assets in medium-capitalization (or “midcap”) growth companies (“80% Policy”). The Fund will provide shareholders with at least 60 days’ prior notice of any future change to the 80% Policy. The Fund defines midcap companies to mean companies of sizes similar to those found in the Russell Midcap Growth Index. The Fund will normally hold a core position of between 35 and 50 common stocks, but the number of securities held by the Fund may occasionally vary from this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in common stocks of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Medium-Capitalization and Smaller Company Risk. The Fund’s investments in medium-capitalization or midcap companies, as well as any investments in small-cap companies, can involve more risk than investments in larger companies because medium-capitalization and smaller companies have potentially greater sensitivity to adverse business or economic conditions. Medium-capitalization and smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger companies, or to decline more significantly during market downturns than the market as a whole.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the pandemic related to COVID-19 and its variants continues to negatively affect the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund’s Investor Class shares’ and Institutional Class shares’ average annual returns compared to those of a broad-based securities market index. The Fund’s Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund’s Institutional Class shares’ average annual total returns (before taxes) for the periods of one year and since inception. Returns include periods prior to September 1, 2021 when the Fund was called the “Marsico 21st Century Fund” and applied broader investment strategies at times. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	(06/30/20):	33.53%
Worst Quarter	(06/30/22):	-23.37%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MXXIX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2013	rr_AnnualReturn2013	41.96%
Annual Return 2014	rr_AnnualReturn2014	8.51%
Annual Return 2015	rr_AnnualReturn2015	0.23%
Annual Return 2016	rr_AnnualReturn2016	(1.85%)
Annual Return 2017	rr_AnnualReturn2017	30.05%
Annual Return 2018	rr_AnnualReturn2018	1.84%
Annual Return 2019	rr_AnnualReturn2019	29.87%
Annual Return 2020	rr_AnnualReturn2020	45.33%
Annual Return 2021	rr_AnnualReturn2021	11.92%
Annual Return 2022	rr_AnnualReturn2022	(31.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.37%)
1 Year	rr_AverageAnnualReturnYear01	(31.84%)
5 Years	rr_AverageAnnualReturnYear05	7.96%
10 Years	rr_AverageAnnualReturnYear10	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.84%)	[8]
5 Years	rr_AverageAnnualReturnYear05	6.56%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.48%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[8]
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.85%)	[8]
5 Years	rr_AverageAnnualReturnYear05	6.29%	[8]
10 Years	rr_AverageAnnualReturnYear10	9.34%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	5.58%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[8]
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIDFX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	(31.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(27.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO INTERNATIONAL OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES Marsico International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marsico International Opportunities Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example incorporates the expense limitation and fee waiver agreement only through January 31, 2024). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Marsico International Opportunities Fund is a “diversified” portfolio and invests primarily (generally, no less than 65% of its total assets) in foreign securities, such as common stocks of foreign companies that are selected for their long-term growth potential, and other foreign securities further described in this Prospectus, whether traded in the U.S. (including as American Depositary Receipts) or in foreign markets or both. The Fund may invest in an unlimited number of companies of any size throughout the world. The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be economically tied to the U.S.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly when the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the pandemic related to COVID-19 and its variants continues to negatively affect the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund’s Investor Class shares’ and Institutional Class shares’ average annual returns compared to those of a broad-based securities market index. The Fund’s Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund’s Institutional Class shares’ average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	(06/30/20):	22.27%
Worst Quarter	(03/31/20):	-18.77%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIOFX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%	[10]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,002
Annual Return 2013	rr_AnnualReturn2013	19.91%
Annual Return 2014	rr_AnnualReturn2014	(4.05%)
Annual Return 2015	rr_AnnualReturn2015	3.56%
Annual Return 2016	rr_AnnualReturn2016	(10.57%)
Annual Return 2017	rr_AnnualReturn2017	44.09%
Annual Return 2018	rr_AnnualReturn2018	(18.06%)
Annual Return 2019	rr_AnnualReturn2019	31.33%
Annual Return 2020	rr_AnnualReturn2020	20.60%
Annual Return 2021	rr_AnnualReturn2021	4.91%
Annual Return 2022	rr_AnnualReturn2022	(23.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.77%)
1 Year	rr_AverageAnnualReturnYear01	(23.71%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(23.65%)	[11]
5 Years	rr_AverageAnnualReturnYear05	(0.42%)	[11]
10 Years	rr_AverageAnnualReturnYear10	4.18%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[11]
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.92%)	[11]
5 Years	rr_AverageAnnualReturnYear05	0.79%	[11]
10 Years	rr_AverageAnnualReturnYear10	3.95%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000	[11]
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIIOX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.01%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%	[10]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,081
1 Year	rr_AverageAnnualReturnYear01	(23.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS | Morgan Stanley Capital International Europe Australasia Far East (“EAFE”) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO GLOBAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARIES Marsico Global Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Marsico Global Fund’s goal is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above, and are excluded from the calculation of eligible waiver and recoupment amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example reflects recoupment of previously waived fees or reimbursed expenses pursuant to the current expense limitation and fee waiver agreement only through January 31, 2024). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Marsico Global Fund is a “diversified” portfolio and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in an unlimited number of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S. or doing business outside the U.S. or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser to the Fund, Marsico Capital Management, LLC (see “Management” below), in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company’s market share and the size of the underlying markets it serves.

In selecting investments for the Fund, the investment adviser primarily uses a fundamental investment approach that emphasizes factors such as the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The fundamental investment approach combines “top-down” macro-economic analysis and investment theme development with “bottom-up” company and security analysis to identify attractive opportunities. The “top-down” approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position, strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security’s reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called “bottom-up” company and security selection.

As part of this fundamental, “bottom-up” research, the investment adviser may communicate with a company’s management and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in Fund portfolios: core growth, aggressive growth, and “life cycle change.” The majority of the Fund’s assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser’s macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund’s portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser’s opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, the security reaches the investment adviser’s price target or its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share prices and total returns will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country’s currency (or whose business is conducted principally in that country’s currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.

Concentrated Portfolio Risk. Although the Fund is considered a “diversified” portfolio under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (such as in recent years, for example, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile than the broader market, or could perform differently, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.

Risks of Unforeseen Global Events: Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses, pandemics or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on global economic and market conditions and the Fund and its investments. In particular, the pandemic related to COVID-19 and its variants continues to negatively affect the economies of countries and companies around the world, and has significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases such as COVID-19 may exacerbate other preexisting political, social and economic risks in certain countries in ways that may not yet be fully apparent.

These and other risks are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund’s Investor Class shares’ and Institutional Class shares’ average annual returns compared to those of a broad-based securities market index. The Fund’s Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund’s Institutional Class shares’ average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund’s Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund’s Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-860-8686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	(06/30/20):	33.31%
Worst Quarter	(06/30/22):	-21.74%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGLBX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%	[13],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,664
Annual Return 2013	rr_AnnualReturn2013	41.99%
Annual Return 2014	rr_AnnualReturn2014	2.72%
Annual Return 2015	rr_AnnualReturn2015	2.78%
Annual Return 2016	rr_AnnualReturn2016	(6.01%)
Annual Return 2017	rr_AnnualReturn2017	40.24%
Annual Return 2018	rr_AnnualReturn2018	(4.48%)
Annual Return 2019	rr_AnnualReturn2019	27.18%
Annual Return 2020	rr_AnnualReturn2020	42.30%
Annual Return 2021	rr_AnnualReturn2021	10.84%
Annual Return 2022	rr_AnnualReturn2022	(34.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
1 Year	rr_AverageAnnualReturnYear01	(34.51%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.16%)	[15]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.72%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[15]
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.96%)	[15]
5 Years	rr_AverageAnnualReturnYear05	3.92%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.61%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007	[15]
MARSICO GLOBAL FUND | INVESTOR CLASS | Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIGOX
Redemption Fee	rr_RedemptionFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[13],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	(34.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(31.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021
MARSICO GLOBAL FUND | INSTITUTIONAL CLASS | Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2021

[1]	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[3]	Other Expenses include appreciation or depreciation in value of Fund shares previously purchased under the Trustees Deferred Fee Plan (the “Deferred Fee Plan”). Under the Deferred Fee Plan, Trustee deferred fees are deemed invested in the Fund and are recorded as a liability. If the Fund’s performance increases, the amount of invested deferred fees increases, which results in the Fund’s liability to the Trustees increasing and a resulting increase in the Fund’s expenses. The opposite is true when the Fund’s performance decreases, which would result in lowering the Fund’s expenses. In each case, the Investor Class and the Institutional Class bear a pro rata portion of these expenses. During the period from October 1, 2021 until the commencement of the Institutional Class on December 6, 2021, expense related to the Deferred Fee Plan was borne solely by the Investor Class.
[4]	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[6]	Other Expenses include appreciation or depreciation in value of Fund shares previously purchased under the Trustees Deferred Fee Plan (the “Deferred Fee Plan”). Under the Deferred Fee Plan, Trustee deferred fees are deemed invested in the Fund and are recorded as a liability. If the Fund’s performance increases, the amount of invested deferred fees increases, which results in the Fund’s liability to the Trustees increasing and a resulting increase in the Fund’s expenses. The opposite is true when the Fund’s performance decreases, which would result in lowering the Fund’s expenses. In each case, the Investor Class and the Institutional Class bear a pro rata portion of these expenses. During the period from October 1, 2021 until the commencement of the Institutional Class on December 6, 2021, expense related to the Deferred Fee Plan was borne solely by the Investor Class.
[7]	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[9]	Other Expenses include appreciation or depreciation in value of Fund shares previously purchased under the Trustees Deferred Fee Plan (the “Deferred Fee Plan”). Under the Deferred Fee Plan, Trustee deferred fees are deemed invested in the Fund and are recorded as a liability. If the Fund’s performance increases, the amount of invested deferred fees increases, which results in the Fund’s liability to the Trustees increasing and a resulting increase in the Fund’s expenses. The opposite is true when the Fund’s performance decreases, which would result in lowering the Fund’s expenses. In each case, the Investor Class and the Institutional Class bear a pro rata portion of these expenses. During the period from October 1, 2021 until the commencement of the Institutional Class on December 6, 2021, expense related to the Deferred Fee Plan was borne solely by the Investor Class.
[10]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund’s average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund’s average net assets attributable to Institutional Class shares, until January 31, 2024. It may be terminated by the investment adviser at any time after January 31, 2024, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund’s share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. In accordance with the Funds’ Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[12]	Other Expenses include appreciation or depreciation in value of Fund shares previously purchased under the Trustees Deferred Fee Plan (the “Deferred Fee Plan”). Under the Deferred Fee Plan, Trustee deferred fees are deemed invested in the Fund and are recorded as a liability. If the Fund’s performance increases, the amount of invested deferred fees increases, which results in the Fund’s liability to the Trustees increasing and a resulting increase in the Fund’s expenses. The opposite is true when the Fund’s performance decreases, which would result in lowering the Fund’s expenses. In each case, the Investor Class and the Institutional Class bear a pro rata portion of these expenses. During the period from October 1, 2021 until the commencement of the Institutional Class on December 6, 2021, expense related to the Deferred Fee Plan was borne solely by the Investor Class.
[13]	The Annual Fund Operating Expenses table above does not correlate to the “Ratio of total expenses to average net assets” nor the “Ratio of net expenses (before expenses paid indirectly) to average net assets” provided in the Financial Highlights. The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, which are included in the Other Expenses line item above, and are excluded from the calculation of eligible waiver and recoupment amounts.
[14]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed to limit the total expenses of the Investor Class and the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) until January 31, 2024. It may be terminated by the investment adviser at any time after January 31, 2024, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund’s share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, and (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred. In accordance with the Funds’ Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class. The Institutional Class does not have any amounts available for recoupment because the Institutional Class only commenced operations on December 6, 2021. For important information about the current and previous expense limitation and fee waiver agreements, please turn to the “The Investment Adviser” section of this Prospectus.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.